Income Taxes (Details) - Schedule of Income Tax Expense Varied from the Amount of Income Tax Expense - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Income Tax Expense Varied from the Amount of Income Tax Expense [Abstract]
Loss before tax expenses:	$ (13,405,154)	$ (5,386,023)	$ (1,656,134)
Tax at the domestic income tax rate	(4,112,701)	(1,652,432)	(508,102)
Tax effect of expenses that are not deductible in determining taxable profit	2,028,198	967,022	224,517
Valuation allowance recognized deferred tax assets recognized	2,957,605
Income tax expense (benefit)	$ 873,102	$ (685,410)	$ (283,585)